Supplemental Information on Natural Gas Mineral Operations (Unaudited) - Schedule of Proved Developed and Undeveloped Natural Gas Mineral Reserves Quantities (Details)	12 Months Ended
	Dec. 31, 2025 MMcfe MBbls MMcf	Dec. 31, 2024 MMcfe MMcf MBbls
Oil and Gas, Proved Reserve, Quantity, Volume [Roll Forward]
Beginning of the period, Total | MMcfe	87,213	66,013
Purchase of reserves in place, Total | MMcfe	122,484	14,588
Extensions and discoveries, Total | MMcfe	18,345	5,975
Revisions of previous estimates, Total | MMcfe	(3,191)	8,475
Production, Total | MMcfe	(18,378)	(7,838)
End of the period, Total | MMcfe	206,473	87,213
Proved Developed Reserves, Total | MMcfe	201,609	69,594
Proved Undeveloped Reserves, Total | MMcfe	4,864	17,619
Oil
Oil and Gas, Proved Reserve, Quantity, Volume [Roll Forward]
Beginning of the period	39	18
Purchase of reserves in place	1,210	12
Extensions and discoveries	196	11
Revisions of previous estimates	34	3
Production	(88)	(5)
End of the period	1,391	39
Proved Developed Reserves	1,356	23
Proved Undeveloped Reserves	35	16
Natural Gas
Oil and Gas, Proved Reserve, Quantity, Volume [Roll Forward]
Beginning of the period | MMcf	81,719	62,421
Purchase of reserves in place | MMcf	101,193	12,023
Extensions and discoveries | MMcf	15,454	5,655
Revisions of previous estimates | MMcf	(4,400)	8,991
Production | MMcf	(16,586)	(7,371)
End of the period | MMcf	177,380	81,719
Proved Developed Reserves | MMcf	173,231	65,252
Proved Undeveloped Reserves | MMcf	4,149	16,469
Natural Gas Liquids
Oil and Gas, Proved Reserve, Quantity, Volume [Roll Forward]
Beginning of the period	877	582
Purchase of reserves in place	2,338	416
Extensions and discoveries	286	43
Revisions of previous estimates	167	(89)
Production	(210)	(75)
End of the period	3,458	877
Proved Developed Reserves	3,373	701
Proved Undeveloped Reserves	84	176